Related Party Transactions Disclosure	12 Months Ended
Dec. 31, 2015
Notes
Related Party Transactions Disclosure

7. Related Party Transactions

a)    As at December 31, 2015, the Company owed $459,999 (2014 - $485,261) to the Chief Executive Officer (“CEO”) of the Company which is non-interest bearing, unsecured, and due on demand.

b)    During the year ended December 31, 2015, the Company incurred management fees of $78,141 (2014 - $34,211) to the CEO of the Company.

c)     During the year ended December 31, 2015, the Company earned $100,000 (2014 - $Nil) in consulting revenues from a company that is control by the CEO of the Company.